Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 175,041	$ 136,074	$ 209,547
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used in diluted earnings per share	85,335	86,518	87,168
Basic earnings per share attributable to U.S. Cellular shareholders	$ 2.06	$ 1.58	$ 2.41
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 2.05	$ 1.57	$ 2.40
Stock Options Member
Effect of dilutive securities:
Antidilutive securities	1,399	1,771	2,045
Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	215	224	193